Consolidated Balance Sheets	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 7,482,773
Prepaid expenses	715,474
Total current assets	8,198,247
Prepaid expenses - long term	300,000
Intangible assets, net	808,604
Other assets	50,000
Total assets	9,356,851
Current liabilities:
Accounts payable	923,239
Accrued expenses	1,685,409
Accrued license acquisition	250,000
Accrued interest and financing expense	743,840
Due to officers - short term	600,000
Warrant liability	373,599
Total current liabilities	4,576,087
Due to officers - long term	4,123,732
Total liabilities	8,699,819
Commitments and contingencies
Shareholders' equity:
Ordinary shares, no par value per share, 8,333,334 ordinary shares authorized - 403,887 (403,887 ADS's) ordinary shares issued and outstanding at December 31, 2022 and 55,913 (55,913 ADS's) at December 31, 2021	0
Treasury stock, 45 ordinary shares	(2,932,000)
Additional paid in capital	31,659,017
Accumulated deficit	(28,069,985)
Total shareholders' equity	657,032
Total liabilities and shareholders' equity	$ 9,356,851